Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings
Schedule of borrowings

	As of December 31,
	2019	2020
Amounts due within one year	115,572	109,673
Less: unamortized deferred loan issuance costs	(5,750)	(4,765)
Borrowings—current portion	109,822	104,908
Amounts due after one year	1,250,059	1,195,241
Less: unamortized deferred loan issuance costs	(13,857)	(14,606)
Borrowings—non-current portion	1,236,202	1,180,635
Total	1,346,024	1,285,543

Borrowings repayment schedule

As of
December 31,
2020
Not later than one year	109,673
Later than one year and not later than three years	219,347
Later than three years and not later than five years	752,791
Later than five years	223,103
Total	1,304,914